Intangible Assets - Additional Information (Details) - CAD ($)		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Impairment of intangible assets with indefinite useful lives			$ 0
Discount rate		12.50%	12.00%
Intellectual Property and Rights
Disclosure Of Intangible Assets [Line Items]
Impairment		$ 100,000
Estimated recoverable amount		$ 0
Cannabis Retail
Disclosure Of Intangible Assets [Line Items]
Impairment of intangible assets with indefinite useful lives	$ 16,400,000
Inner Spirit
Disclosure Of Intangible Assets [Line Items]
Estimated useful life of intangible assets		8 years
Sun 8 Holdings Inc
Disclosure Of Intangible Assets [Line Items]
Estimated useful life of intangible assets		15 years
Impairment		$ 800,000	$ 1,900,000
Estimated recoverable amount		$ 1,500,000	$ 2,500,000